Document And Entity Information	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	KAISER ALUMINUM CORP
Entity Central Index Key	0000811596
Entity Emerging Growth Company	false
Entity File Number	1-09447
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3030279
Entity Address, Address Line One	1550 West McEwen Drive
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(629)
Local Phone Number	252-7040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KALU
Security Exchange Name	NASDAQ